PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment, net, consists of the following:

In thousands	December 31, 2021	December 31, 2020
Production facilities	$53,590	$9,046
Furniture, fittings & equipment	5,223	957
Industrial property	3,659	—
Vehicles	244	55
Assets under construction	68,207	19,340
Less: accumulated depreciation	(2,761)	(891)
Total property, plant and equipment, net	$128,162	$28,506
Property, plant and equipment, net, consists of the following:

In thousands	Unaudited June 30, 2022	December 31, 2021
Production facilities	$88,397	$55,824
Furniture, fittings & equipment	5,447	5,336
Industrial property	—	3,670
Vehicles	531	378
Assets under construction	57,852	68,168
Less: accumulated depreciation	(7,971)	(5,214)
Total property, plant and equipment, net	$144,256	$128,162